As filed with the Securities and Exchange Commission on December 12, 2011

1933 Act File No. 2-89729
1940 Act File No. 811-03980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 96	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 99	☒

Morgan Stanley
Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☐        Immediately upon filing pursuant to paragraph (b)

☒      On December 20, 2011 pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        On (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        On (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus

If appropriate, check the following box:

☒      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 93 to its Registration Statement until December 20, 2011.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 93 under the Securities Act of 1933 and Amendment No. 96 under the Investment Company Act of 1940, filed on October 12, 2011, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of December 2011.

MORGAN STANLEY INSTITUTIONAL FUND TRUST

By:	/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 96 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ Arthur Lev		December 12, 2011
Arthur Lev

(2) Principal Financial Officer		Principal Financial Officer

By:	/s/ Francis J. Smith		December 12, 2011
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

By:	/s/ Stefanie V. Chang Yu		December 12, 2011
Stefanie V. Chang Yu
Attorney-in-Fact

Frank L. Bowman	Michael F. Klein
Michael Bozic	Michael E. Nugent (Chairman)
Kathleen A. Dennis	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling		December 12, 2011
Carl Frischling
Attorney-in-Fact